Segments (Segment Operating Income, Income Expense, Net And Income From Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 127,104	$ 113,204	$ 113,534	$ 112,272	$ 122,285	$ 109,516	$ 108,638	$ 103,415	$ 466,114	$ 443,854	$ 418,952
Operating income									27,801	26,558	25,542
Interest, net									2,064	2,160	2,004
Income from continuing operations before income taxes									25,737	24,398	23,538
Total assets	203,105				193,406				203,105	193,406	180,782
Depreciation and amortization									8,501	8,130	7,641
Capital expenditures									12,898	13,510	12,699
Walmart U.S. [Member]
Segment Reporting Information [Line Items]
Net sales									274,490	264,186	260,261
Operating income									21,500	20,391	19,941
Total assets	96,234				93,143				96,234	93,143	90,166
Depreciation and amortization									4,586	4,557	4,605
Capital expenditures									5,994	6,226	7,328
Walmart International [Member]
Segment Reporting Information [Line Items]
Net sales									135,201	125,873	109,232
Operating income									6,694	6,182	5,575
Total assets	85,695				81,289				85,695	81,289	71,172
Depreciation and amortization									2,628	2,438	2,195
Capital expenditures									4,640	5,274	3,994
Sam's Club [Member]
Segment Reporting Information [Line Items]
Net sales									56,423	53,795	49,459
Operating income									1,963	1,848	1,695
Total assets	13,479				12,824				13,479	12,824	12,536
Depreciation and amortization									617	595	601
Capital expenditures									868	823	711
Other Unallocated [Member]
Segment Reporting Information [Line Items]
Net sales									0	0	0
Operating income									(2,356)	(1,863)	(1,669)
Total assets	7,697				6,150				7,697	6,150	6,908
Depreciation and amortization									670	540	240
Capital expenditures									$ 1,396	$ 1,187	$ 666